Condensed Balance Sheets of Parent Company (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 166,690	$ 25,620	¥ 520,452	$ 79,992	¥ 198,523		¥ 61,830
Amounts due from subsidiaries and VIEs	2,565
Prepayments and other current assets	306,092	47,045	189,740		105,387
Total current assets	1,323,382	203,400	1,139,504		577,446
Non-current assets:
Total non-current assets	79,715	12,253	68,996		40,800
Total assets	1,403,097	215,653	1,208,500		618,246
Current liabilities:
Accrued expenses and other current liabilities	90,721	13,944	76,578		67,292
Total current liabilities	859,157	132,052	431,251		357,652
Total liabilities	859,406	132,090	431,251		357,652
Commitments and contingencies
Convertible preferred shares					476,018
Shareholders' equity/(deficit):
Additional paid-in capital	1,107,201	170,174	1,090,991
Statutory Reserve	6,730	1,034	6,662		0
Accumulated other comprehensive loss	(30,539)	(4,694)	(10,087)		(19,010)
Accumulated deficit	(549,911)	(84,520)	(310,847)		(196,866)
Gridsum's shareholders' equity/(deficit)	533,688	82,026	776,918		(215,808)
Total liabilities, mezzanine equity and shareholders' equity	1,403,097	215,653	1,208,500		618,246
Convertible Redeemable Series A Preferred Shares
Current liabilities:
Convertible preferred shares					40,181
Convertible Redeemable Series A-1 Preferred Shares
Current liabilities:
Convertible preferred shares					28,492
Convertible Redeemable Series B Preferred Shares
Current liabilities:
Convertible preferred shares					126,641
Convertible Redeemable Series C Preferred Shares
Current liabilities:
Convertible preferred shares					280,704
Class A Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	31	5	31		31
Class B Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	176	27	168		37
Gridsum Holding Inc.
Current assets:
Cash and cash equivalents	27,355	4,204	316,210	$ 48,600	19,616
Amounts due from subsidiaries and VIEs	518,976	79,765	299,546		72,163
Prepayments and other current assets	7,085	1,089	3,187		3,701
Total current assets	553,416	85,058	618,943		95,480
Non-current assets:
Investment in subsidiaries and VIEs			170,509		164,983
Total non-current assets			170,509		164,983
Total assets	553,416	85,058	789,452		260,463
Current liabilities:
Accrued expenses and other current liabilities	19,728	3,032	12,534		253
Total current liabilities	19,728	3,032	12,534		253
Total liabilities	19,728	3,032	12,534		253
Commitments and contingencies
Convertible preferred shares					476,018
Shareholders' equity/(deficit):
Additional paid-in capital	1,107,201	170,174	1,090,991
Statutory Reserve	6,730	1,034	6,662
Accumulated other comprehensive loss	(30,539)	(4,694)	(10,087)		(19,010)
Accumulated deficit	(549,911)	(84,520)	(310,847)		(196,866)
Gridsum's shareholders' equity/(deficit)	533,688	82,026	776,918		(215,808)
Total liabilities, mezzanine equity and shareholders' equity	553,416	85,058	789,452		260,463
Gridsum Holding Inc. | Convertible Redeemable Series A Preferred Shares
Current liabilities:
Convertible preferred shares					40,181
Gridsum Holding Inc. | Convertible Redeemable Series A-1 Preferred Shares
Current liabilities:
Convertible preferred shares					28,492
Gridsum Holding Inc. | Convertible Redeemable Series B Preferred Shares
Current liabilities:
Convertible preferred shares					126,641
Gridsum Holding Inc. | Convertible Redeemable Series C Preferred Shares
Current liabilities:
Convertible preferred shares					280,704
Gridsum Holding Inc. | Class A Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	31	5	31		31
Gridsum Holding Inc. | Class B Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 176	$ 27	¥ 168		¥ 37